Schedule of Preliminary Purchase Price Allocation of Acquisition (Details)								3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2021 USD ($)	Jul. 13, 2021 EUR (€)	Jul. 02, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jan. 21, 2021 USD ($)	Sep. 03, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Contingent share consideration								$ (3,044,019)	$ 1,851,446	$ (2,864,551)	$ 1,851,446
Bethard Group Limited [Member]
Business Acquisition [Line Items]
Cash	$ 20,067,871
Contingent share consideration	6,700,000											$ 1,016,331
Total purchase price consideration	26,767,871	€ 7,600,000
Bethard Group Limited [Member] | Initial Payment [Member]
Business Acquisition [Line Items]
Cash	15,346,019	13,000,000
Bethard Group Limited [Member] | Second Payment [Member]
Business Acquisition [Line Items]
Cash	$ 4,721,852	€ 4,000,000
GG Circuit LLC [Member]
Business Acquisition [Line Items]
Cash			$ 14,100,000	$ 24,273,211
Loans receivable applied toward purchase consideration			900,000
Share consideration issued at closing			9,273,211
Total purchase price consideration			24,273,211	14,100,000
Helix Holdings LLC [Member]
Business Acquisition [Line Items]
Cash			9,400,000	17,000,000
Loans receivable applied toward purchase consideration			600,000
Share consideration issued at closing			5,901,133
Total purchase price consideration			$ 15,901,133	$ 9,400,000
Esports Gaming League [Member]
Business Acquisition [Line Items]
Cash					$ 481,386
Share consideration issued at closing					2,193,833
Holdback Consideration					300,000
Total purchase price consideration					$ 2,975,219
Argyll Entertainment [Member]
Business Acquisition [Line Items]
Cash							$ 1,250,000
Share consideration issued at closing							3,802,500
Fair value of warrants issued at closing							2,750,076
Total purchase price consideration							$ 7,802,576
Flip Sports Limited [Member]
Business Acquisition [Line Items]
Cash						$ 100,000
Share consideration issued at closing						411,817
Contingent share consideration						500,000
Total purchase price consideration						$ 1,011,817